    As filed with the Securities and Exchange Commission on November 30, 2001

                                                Securities Act File No. 33-91482
                                        Investment Company Act File No. 811-6403

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    Form N-2

           Registration Statement under the Securities Act of 1933      |_|
                         Pre-Effective Amendment No.                    |_|
                        Post Effective Amendment No.                    |_|
                                     and/or
       Registration Statement under the Investment Company Act of 1940  |X|
                              Amendment No. 15                          |X|

                        (check appropriate box or boxes)
                                   ----------

                   Morgan Stanley Emerging Markets Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                           1221 Avenue of the Americas
                            New York, New York 10020

                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 762-7500

                                   ----------

                                RONALD E. ROBISON
                   Morgan Stanley Emerging Markets Fund, Inc.
                  c/o Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                                   ----------

                                 With copies to:

                          LEONARD B. MACKEY, JR., ESQ.
                       Clifford Chance Rogers & Wells LLP
                                 200 Park Avenue
                            New York, New York 10166
                                 (212) 878-8000

                                   ----------

================================================================================

                                Explanatory Note

         This filing is made solely for the purpose of filing as an Exhibit the Amended and Restated By-Laws of Morgan Stanley Emerging Markets Fund, Inc.

                            PART C--OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

         (1)  Financial Statements (Not applicable)

         (2)  Exhibits

              (a)      (1)     --       Articles of Incorporation**
                       (2)     --       Articles of Amendment***
              (b)              --       Amended and Restated By-Laws*
              (c)              --       Not applicable
              (d)      (1)     --       Specimen certificate for Common Stock, par value $.01 per share***
                       (2)     --       Form of Subscription  Certificate  (included on pages A-1 to A-2 of the Prospectus  forming part of this Registration Statement)
                       (3)     --       Form of Notice  of  Guaranteed  Delivery  (included  on pages B-1 to B-2 of the  Prospectus forming part of this Registration Statement)
                       (4)     --       Form of  Nominee  Holder  Over-subscription  Exercise  Form  (included  on page  C-1 of the
                                        Prospectus forming part of this Registration Statement)
                       (5)     --       Form of Subscription Agent Agreement+++
                       (6)     --       Form of Information Agent Agreement+++
              (e)              --       Dividend Reinvestment and Cash Purchase Plan***
              (f)              --       Not applicable
              (g)              --       Investment Advisory and Management Agreement+
              (h)      (1)     --       Form of Dealer Manager Agreement+++
                       (2)     --       Form of Soliciting Dealer Agreement+++
                       (3)     --       Form of Selling Group Agreement+++
              (i)              --       Not applicable
              (j)      (1)     --       Custody Agreement+
                       (2)     --       Domestic Custodian Agreement++
                       (3)     --       Form of Subcustodian Agreement***
              (k)      (1)     --       Agreement for Stock Transfer Services+
                       (2)     --       Administration Agreement+
                       (3)     --       Dividend Reinvestment and Cash Purchase Plan**
              (l)      (1)     --       Opinion and consent of Rogers & Wells****
                       (2)     --       Opinion and consent of Piper & Marbury L.L.P.****
              (m)              --       Not applicable
              (n)              --       Consent of Price Waterhouse LLP****
              (o)              --       Not applicable
              (p)              --       Form of Investment Letter***
              (q)              --       Not applicable


-------------
*        Filed herewith.
** Incorporated by reference to the Fund's Registration Statement on Form N-2 (File Nos. 33-42459; 811-6403) filed on September 6, 1991.
*** Incorporated by reference to Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 (File Nos. 33-42459; 811-6403) filed on October 25, 1991.

**** Previously filed as an Exhibit to Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2 (File Nos. 33, 91482; 811-6403) filed on May 30, 1995.
*****    Previously filed.
+ Incorporated by reference to the Fund's Registration Statement on Form N-2 (File Nos. 33-91482; 811-6403) filed on April 21, 1995.
++ Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (File Nos. 33-91482; 811-6403) filed on May 15, 1995.
+++ Incorporated by reference to Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 (File Nos. 33-91482; 811-6403) filed on May 25, 1995.

                                   SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of November, 2001.

                                   MORGAN STANLEY EMERGING MARKETS
                                   FUND, INC.

                                   By:  /s/ Stefanie V. Chang
                                       ---------------------------------
                                       Stefanie V. Chang
                                       Vice President

                                  EXHIBIT INDEX

                                                               Sequentially
     Exhibit                                                     Numbered
      Number                  Exhibit                              Page
      ------                  -------                              ----

  2(b)              Amended and Restated By-Laws